Goodwill and Acquired Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Goodwill, acquired during period	$ 16
Amortization of acquired intangible assets	18	21	31
2013	12
2014	9
2015	6
2016	4
2017	1
Insurance Services [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, acquired during period	9
Goodwill, impairment loss	9
Contingency Services [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, acquired during period	$ 7